Needham Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Fair Value
Common Stocks (98.4%)
Aerospace & Defense (2.5%)
Parsons Corp. (a)	77,500	$3,038,000
Air Freight & Logistics (0.1%)
FedEx Corp.	500	74,235
Biotechnology (1.4%)
G1 Therapeutics, Inc. (a)	64,000	799,360
Gilead Sciences, Inc.	15,000	925,350
		1,724,710
Chemicals (2.8%)
Aspen Aerogels, Inc. (a)	365,000	3,365,300
Commercial Services & Supplies (1.6%)
ACV Auctions, Inc. - Class A (a)	83,500	600,365
Clean Harbors, Inc. (a)	11,900	1,308,762
		1,909,127
Communications Equipment (7.8%)
ADTRAN Holdings, Inc.	127,500	2,496,450
Cambium Networks Corp. (Cayman Islands) (a)	112,600	1,905,192
KVH Industries, Inc. (a)	500,000	4,610,000
ViaSat, Inc. (a)(b)	10,000	302,300
		9,313,942
Diversified Consumer Services (0.4%)
Bright Horizons Family Solutions, Inc. (a)	7,500	432,375
Electrical Equipment (3.9%)
Vicor Corp. (a)	77,750	4,598,135
Electronic Equipment, Instruments & Components (3.7%)
Coherent Corp. (a)	20,500	714,425
Corning, Inc.	37,500	1,088,250
nLight, Inc. (a)	115,000	1,086,750
Vishay Intertechnology, Inc.	55,000	978,450
Vishay Precision Group, Inc. (a)	17,500	517,825
		4,385,700
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A	2,500	175,425
Health Care Equipment & Supplies (6.2%)
Becton Dickinson & Co.	18,500	4,122,355
CryoPort, Inc. (a)	42,500	1,035,300
Embecta Corp.	3,800	109,402
Medtronic PLC (Ireland)	20,000	1,615,000
ViewRay, Inc. (a)	144,780	526,999
		7,409,056
Health Care Providers & Services (2.5%)
Laboratory Corp. of America Holdings	11,000	2,252,910
Quest Diagnostics, Inc.	5,500	674,795
		2,927,705
Hotels, Restaurants & Leisure (0.6%)
Vacasa, Inc. - Class A (a)	214,150	657,441
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	417,425
Interactive Media & Services (0.4%)
Alphabet, Inc. - Class A (a)	5,000	478,250
IT Services (2.7%)
Akamai Technologies, Inc. (a)(b)	33,000	2,650,560
BigCommerce Holdings, Inc. (a)	37,500	555,000
		3,205,560
Life Sciences Tools & Services (8.4%)
Bruker Corp.	7,500	397,950
Thermo Fisher Scientific, Inc.	19,000	9,636,610
Standard BioTools, Inc. (a)	40,000	44,000
		10,078,560
Media (2.2%)
Comcast Corp. - Class A	90,000	2,639,700
Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp.	5,000	718,350
Navigator Holdings, Ltd. (Marshall Islands) (a)	20,000	229,000
		947,350
Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.	2,500	536,750
Semiconductors & Semiconductor Equipment (33.1%)
Analog Devices, Inc.	10,000	1,393,400
Applied Materials, Inc.	9,000	737,370
ASML Holding NV (Netherlands)	2,000	830,700
AXT, Inc. (a)	335,450	2,247,515
Entegris, Inc.	99,000	8,218,980
FormFactor, Inc. (a)	117,500	2,943,375
Lam Research Corp.	2,500	915,000
Marvell Technology, Inc.	15,000	643,650
MKS Instruments, Inc.	23,500	1,942,040
Nova, Ltd. (Israel) (a)	45,000	3,838,500
PDF Solutions, Inc. (a)	404,200	9,915,026
Photronics, Inc. (a)	200,000	2,924,000
SiTime Corp. (a)	12,500	984,125
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	5,550	380,508
Teradyne, Inc.	2,500	187,875
Veeco Instruments, Inc. (a)	75,000	1,374,000
		39,476,064
Software (6.9%)
The Trade Desk, Inc. - Class A (a)	47,000	2,808,250
Alteryx, Inc. - Class A (a)	25,000	1,396,000
ChannelAdvisor Corp. (a)	35,000	793,100
Q2 Holdings, Inc. (a)	16,500	531,300
Sumo Logic, Inc. (a)	50,000	375,000
Telos Corp. (a)	260,000	2,311,400
		8,215,050
Specialty Retail (3.8%)
CarMax, Inc. (a)	68,500	4,522,370
Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	10,500	1,451,100
Hewlett Packard Enterprise Co.	17,500	209,650
Intevac, Inc. (a)	271,300	1,261,545
Super Micro Computer, Inc. (a)	62,000	3,414,340
		6,336,635
Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc. - Class A (a)	65,900	200,336
Trading Companies & Distributors (0.2%)
Air Lease Corp.	7,500	232,575
Total Common Stocks
(Cost $65,502,890)		$117,297,776

Short-Term Investments (1.7%)
Money Market Fund (1.7%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 2.51% (c)
Total Short-Term Investments
(Cost $2,085,238)	2,085,238	$2,085,238

Total Investments (100.1%)
(Cost $67,588,128)		119,383,014
Total Securities Sold Short (0.0%)		(12,423)
(Proceeds $12,362)
Liabilities in Excess of Other Assets (-0.1%)		(97,672)
Net Assets (100.0%)		$119,272,919

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $829,125.
(c)	Rate shown is the seven-day yield as of September 30, 2022.
ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	92.6%
	Israel	3.2%
	Cayman Islands	1.6%
	Ireland	1.4%
	Netherlands	0.7%
	Taiwan	0.3%
	Marshall Islands	0.2%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 1.7%

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2022
	Shares	Fair Value
Securities Sold Short (0.0%)
Software (0.0%)
SPS Commerce, Inc. (a)	100	$12,423
Total Securities Sold Short (0.0%)
(Proceeds $12,362)		$12,423

(a) Non-income producing security.

Distribution of investments by country or territory of incorporation, as a percentage of Total Securities Sold Short, is as follows (Unaudited):
Country	Long
United States	100.0%
Total	100.0%

	Top Ten Holdings*
	(as a % of total investments, as of September 30, 2022)

	Security		% of Total Investments	Market Value
	PDF Solutions, Inc.	PDFS	8.31%	9,915,026
	Thermo Fisher Scientific, Inc.	TMO	8.07%	9,636,610
	Entegris, Inc.	ENTG	6.89%	8,218,980
	KVH Industries, Inc.	KVHI	3.86%	4,610,000
	Vicor Corp.	VICR	3.85%	4,598,135
	CarMax, Inc.	KMX	3.79%	4,522,370
	Becton Dickinson & Co.	BDX	3.45%	4,122,355
	Nova, Ltd.	NVMI	3.22%	3,838,500
	Super Micro Computer, Inc.	SMCI	2.86%	3,414,340
	Aspen Aerogels, Inc.	ASPN	2.82%	3,365,300

	Top Ten Holdings = 47.12 of Total Investments†

*	Current portfolio holdings may not be indicative of future portfolio holdings.
†	Percentage of total investments less cash.

	Top Ten Holdings*
	(as a % of net assets, as of September 30, 2022)

	Security		% of Net Assets	Market Value
	PDF Solutions, Inc.	PDFS	8.31%	9,915,026
	Thermo Fisher Scientific, Inc.	TMO	8.08%	9,636,610
	Entegris, Inc.	ENTG	6.89%	8,218,980
	KVH Industries, Inc.	KVHI	3.87%	4,610,000
	Vicor Corp.	VICR	3.86%	4,598,135
	CarMax, Inc.	KMX	3.79%	4,522,370
	Becton Dickinson & Co.	BDX	3.46%	4,122,355
	Nova, Ltd.	NVMI	3.22%	3,838,500
	Super Micro Computer, Inc.	SMCI	2.86%	3,414,340
	Aspen Aerogels, Inc.	ASPN	2.82%	3,365,300

	Top Ten Holdings = 47.15% of Net Assets

*	Current portfolio holdings may not be indicative of future portfolio holdings.

	Sector Weightings*
	(as a % of net investments, as of September 30, 2022)
	Sector	Long*		(Short)(1)	Total(1)(2)
	Cash	1.8%		–	1.8%
	Communication Services	2.8%		–	2.8%
	Consumer Discretionary	4.9%		–	4.9%
	Energy	0.8%		–	0.8%
	Health Care	18.5%		–	18.5%
	Industrials	8.6%		–	8.6%
	Information Technology	59.4%		0.0%(3)	59.4%
	Materials	2.8%		–	2.8%
	Real Estate	0.4%		–	0.4%
*	Current portfolio holdings may not be indicative of future portfolio holdings.
(1)	Percentage of total investments includes all stocks, plus cash minus all short positions.
(2)	Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
(3)	Value less than 0.05%